ADDITIONAL INFORMATION TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2023
Additional Information To Cash Flows
Schedule of additional information related to statement of cash flows

			Consolidated
	12/31/2023	12/31/2022	12/31/2021
Income tax and social contribution paid	1,407,469	3,100,349	3,062,047
Addition to fixed assets with interest capitalization (note 11 and 28)	182,799	135,242	87,414
Remeasurement and addition – Right of use (note 11 i)	197,525	125,946	171,215
Addition to PP&E without adding cash	114,877	60,329	69,788
Capitalization in associate with no cash effect	11,037	367,000
	1,913,707	3,788,866	3,390,464